Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
USDC [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	$ 2	$ 2
USDC [Member] | Level 1 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	2	2
USDC [Member] | Level 2 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
USDC [Member] | Level 3 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Cryptocurrency-Settled Receivables [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	1,921	974
Cryptocurrency-Settled Receivables [Member] | Level 1 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	1,921	974
Cryptocurrency-Settled Receivables [Member] | Level 2 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Cryptocurrency-Settled Receivables [Member] | Level 3 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Cryptocurrencies - receivables [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	135,558
Cryptocurrencies - receivables [Member] | Level 1 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	135,558
Cryptocurrencies - receivables [Member] | Level 2 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Cryptocurrencies - receivables [Member] | Level 3 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment A, B, D and E in Unlisted Equity Instrument [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	22,781	24,595
Investment A, B, D and E in Unlisted Equity Instrument [Member] | Level 1 [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment A, B, D and E in Unlisted Equity Instrument [Member] | Level 2 [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment A, B, D and E in Unlisted Equity Instrument [Member] | Level 3 [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	22,781	24,595
Investment F, I and J in unlisted equity instruments [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	6,928	3,102
Investment F, I and J in unlisted equity instruments [Member] | Level 1 [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment F, I and J in unlisted equity instruments [Member] | Level 2 [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment F, I and J in unlisted equity instruments [Member] | Level 3 [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	6,928	3,102
Investment C in Unlisted Equity Instrument [Member] | Guideline company method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	9,600
Investment C in Unlisted Equity Instrument [Member] | Market Calibration Method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value		10,284
Investment C in Unlisted Equity Instrument [Member] | Level 1 [Member] | Guideline company method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment C in Unlisted Equity Instrument [Member] | Level 1 [Member] | Market Calibration Method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment C in Unlisted Equity Instrument [Member] | Level 2 [Member] | Guideline company method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment C in Unlisted Equity Instrument [Member] | Level 2 [Member] | Market Calibration Method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment C in Unlisted Equity Instrument [Member] | Level 3 [Member] | Guideline company method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	9,600
Investment C in Unlisted Equity Instrument [Member] | Level 3 [Member] | Market Calibration Method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value		10,284
Investment G in Unlisted Debt Instrument [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value		1,000
Investment G in Unlisted Debt Instrument [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	1,100
Investment G in Unlisted Debt Instrument [Member] | Level 1 [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment G in Unlisted Debt Instrument [Member] | Level 1 [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment G in Unlisted Debt Instrument [Member] | Level 2 [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment G in Unlisted Debt Instrument [Member] | Level 2 [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment G in Unlisted Debt Instrument [Member] | Level 3 [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value		1,000
Investment G in Unlisted Debt Instrument [Member] | Level 3 [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	1,100
Investment H in Unlisted Debt Instrument [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	3,000
Investment H in Unlisted Debt Instrument [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value		3,540
Investment H in Unlisted Debt Instrument [Member] | Level 1 [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment H in Unlisted Debt Instrument [Member] | Level 1 [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment H in Unlisted Debt Instrument [Member] | Level 2 [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment H in Unlisted Debt Instrument [Member] | Level 2 [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment H in Unlisted Debt Instrument [Member] | Level 3 [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	3,000
Investment H in Unlisted Debt Instrument [Member] | Level 3 [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value		3,540
Investment J and L in listed equity instrument [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	876
Investment J and L in listed equity instrument [Member] | Level 1 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	876
Investment J and L in listed equity instrument [Member] | Level 2 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment J and L in listed equity instrument [Member] | Level 3 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Cryptocurrency-Settled Payables [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	24,775	21,372
Cryptocurrency-Settled Payables [Member] | Level 1 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	24,775	21,372
Cryptocurrency-Settled Payables [Member] | Level 2 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Cryptocurrency-Settled Payables [Member] | Level 3 [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Derivative Liabilities [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	31,857
Derivative Liabilities [Member] | Level 1 [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Derivative Liabilities [Member] | Level 2 [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Derivative Liabilities [Member] | Level 3 [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	31,857
Derivative Liabilities [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	501,085	763,939
Derivative Liabilities [Member] | Level 1 [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Derivative Liabilities [Member] | Level 2 [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Derivative Liabilities [Member] | Level 3 [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	$ 501,085	$ 763,939